Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net sales	$ 10,192,818	$ 11,454,807	$ 9,700,296
Cost of sales	(8,452,440)	(8,483,328)	(7,403,025)
Gross profit	1,740,378	2,971,479	2,297,271
Selling, general and administrative expenses	(897,475)	(876,764)	(824,247)
Other operating income (expenses), net	21,663	13,656	(16,240)
Profit (loss) from operating activities	864,566	2,108,371	1,456,784
Finance expense	(88,284)	(131,172)	(114,583)
Finance income	29,071	21,236	19,408
Other financial income (expenses), net	(39,756)	(69,640)	(69,915)
Equity in earnings of non-consolidated companies	60,967	102,772	68,115
Profit before income tax expense	826,564	2,031,567	1,359,809
Income tax expense	(196,519)	(369,435)	(336,882)
Profit for the year	630,045	1,662,132	1,022,927
Attributable to:
Owners of the parent	564,269	1,506,647	886,219
Non-controlling interest	$ 65,776	$ 155,485	$ 136,708
Weighted average number of shares outstanding (in shares)	1,963,076,776	1,963,076,776	1,963,076,776
Basic and diluted (losses) earnings per share for profit attributable to the owners of the parent (expressed in $ per share)	$ 0.29	$ 0.77	$ 0.45